Business Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Segment Reporting
Number of reportable segments			5
Maximum percentage of revenue from customers and franchisees generated in foreign market			0.02
Business Segment Reporting
Operating Revenue			$ 3,193,281	$ 3,205,872	$ 3,127,394
Operating (Loss) Income			(532,762)	375,460	306,692
Identifiable Assets			6,410,914	7,146,823	7,014,688
Depreciation & Amortization Expense			146,242	163,436	196,625
Capital Expenditures			73,228	96,540	134,234
Reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes
Total Segment Operating (Loss) Income			(532,762)	375,460	306,692
Non-operating Expense (Income):
Interest expense			246,284	273,123	286,933
Interest and net investment income			(7,845)	(10,886)	(9,358)
Loss on extinguishment of debt			55,554	774
Other expense			622	700	733
(Loss) Income from Continuing Operations before Income Taxes			(827,377)	111,749	28,384
Summary of restructuring charges (credits) by segment:
Restructuring charges			18,177	8,162	11,448
Terminix
Business Segment Reporting
Operating Revenue			1,265,417	1,193,075	1,157,346
Operating (Loss) Income			236,160	220,622	199,750
Identifiable Assets			2,591,967	2,601,869	2,615,388
Depreciation & Amortization Expense			75,713	75,347	67,761
Capital Expenditures			13,623	23,457	32,380
Reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes
Total Segment Operating (Loss) Income			236,160	220,622	199,750
Summary of restructuring charges (credits) by segment:
Restructuring charges			3,652	3,560	2,352
TruGreen
Business Segment Reporting
Operating Revenue			979,081	1,100,741	1,096,667
Operating (Loss) Income			(805,022)	129,324	122,312
Identifiable Assets			1,200,063	2,087,055	2,103,341
Depreciation & Amortization Expense			45,729	41,929	66,069
Capital Expenditures			29,079	44,714	49,014
Reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes
Total Segment Operating (Loss) Income			(805,022)	129,324	122,312
Non-operating Expense (Income):
Pre-tax non-cash impairment charges	51,000	67,700	118,700	36,700
Summary of restructuring charges (credits) by segment:
Restructuring charges			3,241	1,115	6,922
American Home Shield
Business Segment Reporting
Operating Revenue			720,860	686,737	656,572
Operating (Loss) Income			126,098	94,869	68,380
Identifiable Assets			976,280	954,599	956,089
Depreciation & Amortization Expense			8,606	27,331	42,259
Capital Expenditures			15,087	17,529	8,031
Reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes
Total Segment Operating (Loss) Income			126,098	94,869	68,380
Summary of restructuring charges (credits) by segment:
Restructuring charges			647		(127)
ServiceMaster Clean
Business Segment Reporting
Operating Revenue			139,441	138,691	132,132
Operating (Loss) Income			54,435	57,674	55,450
Identifiable Assets			373,314	370,526	385,287
Depreciation & Amortization Expense			5,071	6,150	7,106
Capital Expenditures			454	935	435
Reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes
Total Segment Operating (Loss) Income			54,435	57,674	55,450
Summary of restructuring charges (credits) by segment:
Restructuring charges			1,370	36	71
Other Operations and Headquarters
Business Segment Reporting
Operating Revenue			88,482	86,628	84,677
Operating (Loss) Income			(144,433)	(127,029)	(129,200)
Identifiable Assets			1,269,290	1,132,757	954,583
Depreciation & Amortization Expense			11,123	12,679	13,430
Capital Expenditures			14,985	9,905	44,374
Reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes
Total Segment Operating (Loss) Income			(144,433)	(127,029)	(129,200)
Summary of restructuring charges (credits) by segment:
Restructuring charges			9,267	3,451	1,091
Merry Maids
Business Segment Reporting
Operating Revenue			82,000	81,000	78,600
Operating (Loss) Income			14,300	18,000	16,900
Reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes
Total Segment Operating (Loss) Income			$ 14,300	$ 18,000	$ 16,900